UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 6/30/16

Item 1. Proxy Voting Records.

Templeton Emerging Markets Income Fund

CORPORACION GEO S.A.B. DE C.V. Meeting Date: APR 29, 2016 Record Date: APR 21, 2016 Meeting Type: ANNUAL/SPECIAL
Ticker: GEO B Security ID: P3142C117
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Accept Individual and Consolidated Financial Statements and Statutory Reports, including Board Reports and Tax Report on Fiscal Obligations	Management	For	Against
2	Accept CEO's and External Auditor Report; Accept Board's Opinion on CEO's Report	Management	For	Against
3	Accept Annual Reports of Audit and Corporate Practices Committee	Management	For	Against
4	Approve Allocation of Income	Management	For	Against
5	Set Maximum Amount of Share Repurchase Reserve	Management	For	Against
6	Elect or Ratify Directors and Company Secretary	Management	For	Against
7	Assign Functions of Audit and Corporate Practices to Two Different Committees; Elect or Ratify Members of Audit Committee and Corporate Practices Committee; Appoint Chairman of Each Committee	Management	For	Against
8	Approve Remuneration of Directors, Secretary and Members of Audit and Corporate Practices Committee	Management	For	For
9	Amend Articles	Management	For	Against
10	Approve Issuance of Warrants	Management	For	Against
11	Authorize Board to Ratify and Execute Approved Resolutions	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Templeton Emerging Markets Income Fund

By (Signature and Title)* /s/LAURA F. FERGERSON

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date August 29, 2016

* Print the name and title of each signing officer under his or her signature.